SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value

Assumptions used to determine the fair value of stock options granted during 2011, 2012 and 2013 are summarized in the following table:

	For the year ended December 31,
	2011		2012		2013
Weighted average grant date fair value per share	US$	2.38	US$	3.17	US$	2.49
Expected volatility		52%		61%		57%
Expected dividends		-		-		-
Expected life		2.71 years		2.62 years		2.31 years
Risk-free interest rate (per annum)		0.93%		0.34%		0.33%

Schedule of Stock Options Outstanding and Exercisable

The following table presents a summary of the Company's stock options (excluding the options granted to Expedia Asia Pacific) outstanding and exercisable at December 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Ordinary Shares	Weighted Average Price Per Ordinary Share	Weighted Average Remaining Contractual Life (Years)	Ordinary Shares	Weighted Average Exercise Price Per Ordinary Share
$ 2.01 - $ 4.00	59,058	$3.56	2.24	59,058	$3.56
$ 4.01 - $ 6.00	367,822	$5.40	1.80	367,822	$5.40
$ 6.01 - $ 8.00	812,104	$6.94	2.47	59,978	$6.76
$ 8.01 - $10.00	742,136	$8.54	3.67	13,624	$8.50
$10.01 - $12.00	29,504	$10.93	2.57	-	$-
Total	2,010,624	$7.21	2.78	500,482	$5.43

Schedule of Stock-Based Compensation Expense

Share-based compensation expense for the years ended December 31, 2011, 2012 and 2013 was included in cost of services and expense items as follows:

	For the year ended December 31,
	2011	2012	2013
Cost of services	1,374,392	1,932,101	2,672,546
Service development	7,625,962	11,459,551	19,563,206
Sales and marketing	3,619,997	4,322,004	8,137,223
General and administrative	9,302,013	12,234,867	32,965,113
Total	21,922,364	29,948,523	63,338,088

2001 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activity

A summary of stock option activity under the 2001 Plan for the year ended December 31, 2013 is as follows:

	Number of Ordinary Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2012	22,736	US$	1.53
Exercised	(21,732)	US$	1.53
Expired	(1,004)	US$	1.53
Outstanding at December 31, 2013	-	US$	-	-	US$	-
Vested at December 31, 2013	-	US$	-	-	US$	-
Exercisable at December 31, 2013	-	US$	-	-	US$	-

2004 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activity

A summary of stock option activity under the 2004 Plan for the year ended December 31, 2013 is as follows:

	Number of Ordinary Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2012	343,322	US$	5.86
Exercised	(84,546)	US$	4.13
Forfeited	(3,752)	US$	5.33
Expired	(1,434)	US$	10.46
Outstanding at December 31, 2013	253,590	US$	6.42	4.65 years	US$	969
Vested and expected to vest at December 31, 2013	238,590	US$	6.27	4.50 years	US$	948
Exercisable at December 31, 2013	153,590	US$	4.86	3.16 years	US$	827

2004 Plan [Member] | Equity-settled performance units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Performance Units Activity

A summary of equity-settled performance units activity under the 2004 Plan for the year ended December 31, 2013 is as follows:

	Number of Ordinary Shares	Weighted average grant date fair value
Balance at December 31, 2012	143,596	US$	3.86
Settled	(105,216)	US$	3.85
Forfeited	(35,259)	US$	3.97
Balance at December 31, 2013	3,121	US$	3.20
Vested and expected to vest at December 31, 2013	3,121	US$	3.20

2004 Plan [Member] | Cash-settled performance units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Performance Units Activity

A summary of cash-settled performance units activity under the 2004 Plan for the year ended December 31, 2013 is as follows:

Number of Ordinary Shares
Balance at December 31, 2012	56,995
Granted	32,004
Settled	(17,701)
Balance at December 31, 2013	71,298

2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activity

A summary of stock option activity under the 2009 Plan for the year ended December 31, 2013 is as follows:

	Number of Ordinary Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2012	2,963,034	US$	6.82
Granted	41,000	US$	7.33
Exercised	(688,176)	US$	5.00
Forfeited	(551,188)	US$	7.50
Expired	(7,636)	US$	8.19
Outstanding at December 31, 2013	1,757,034	US$	7.32	2.51 years	US$	5,146
Vested and expected to vest at December 31, 2013	1,599,742	US$	7.32	2.51 years	US$	4,689
Exercisable at December 31, 2013	346,892	US$	5.68	1.28 years	US$	1,580

2009 Plan [Member] | Equity-settled performance units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Performance Units Activity

A summary of equity-settled performance units activity under the 2009 Plan for the year ended December 31, 2013 is as follows:

	Number of Ordinary Shares	Weighted average grant date fair value
Balance at December 31, 2012	1,884,768	US$	7.96
Granted	6,566,627	US$	8.18
Settled	(614,688)	US$	7.81
Forfeited	(363,027)	US$	7.95
Balance at December 31, 2013	7,473,680	US$	8.17
Vested and expected to vest at December 31, 2013	6,280,805	US$	8.17